Shareholder Report	12 Months Ended	98 Months Ended
	May 31, 2025 USD ($) holding	May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUNICIPAL TRUST
Entity Central Index Key	0000746458
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000017685 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Investor Class
Trading Symbol	ABHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 2.05% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.05%	2.06%	2.89%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 569,685,692	$ 569,685,692
Holdings Count | holding	395	395
Advisory Fees Paid, Amount	$ 2,827,951
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000088012 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	I Class
Trading Symbol	AYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 2.25% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	2.25%	2.27%	3.10%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 569,685,692	$ 569,685,692
Holdings Count | holding	395	395
Advisory Fees Paid, Amount	$ 2,827,951
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

C000189766 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	Y Class
Trading Symbol	AYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 2.16% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.16%	2.28%	2.88%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	1.90%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	2.88%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 569,685,692	$ 569,685,692
Holdings Count | holding	395	395
Advisory Fees Paid, Amount	$ 2,827,951
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

C000017686 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	A Class
Trading Symbol	AYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 1.80% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	1.80%	1.81%	2.64%
A Class - with sales charge	-2.79%	0.88%	2.16%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 569,685,692	$ 569,685,692
Holdings Count | holding	395	395
Advisory Fees Paid, Amount	$ 2,827,951
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

C000017688 [Member]
Shareholder Report [Line Items]
Fund Name	High-Yield Municipal Fund
Class Name	C Class
Trading Symbol	AYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 0.92% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	0.92%	1.03%	1.87%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 569,685,692	$ 569,685,692
Holdings Count | holding	395	395
Advisory Fees Paid, Amount	$ 2,827,951
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

C000017689 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	TWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 2.27% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.27%	1.04%	1.92%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,575,071,433	$ 3,575,071,433
Holdings Count | holding	1,551	1,551
Advisory Fees Paid, Amount	$ 10,058,314
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017691 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	AXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 2.57% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	2.57%	1.24%	2.12%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,575,071,433	$ 3,575,071,433
Holdings Count | holding	1,551	1,551
Advisory Fees Paid, Amount	$ 10,058,314
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

C000189767 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	Y Class
Trading Symbol	ATBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 2.60% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.60%	1.27%	2.12%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	1.90%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	1.94%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,575,071,433	$ 3,575,071,433
Holdings Count | holding	1,551	1,551
Advisory Fees Paid, Amount	$ 10,058,314
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

C000088013 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	A Class
Trading Symbol	TWWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 2.11% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.11%	0.81%	1.67%
A Class - with sales charge	-2.49%	-0.12%	1.20%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,575,071,433	$ 3,575,071,433
Holdings Count | holding	1,551	1,551
Advisory Fees Paid, Amount	$ 10,058,314
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

C000088014 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Tax-Free Bond Fund
Class Name	C Class
Trading Symbol	TWTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$147	1.46%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 1.35% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.35%	0.05%	0.91%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,575,071,433	$ 3,575,071,433
Holdings Count | holding	1,551	1,551
Advisory Fees Paid, Amount	$ 10,058,314
Investment Company, Portfolio Turnover	45.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

C000017692 [Member]
Shareholder Report [Line Items]
Fund Name	Tax-Free Money Market Fund
Class Name	Investor Class
Trading Symbol	BNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 164,137,506	$ 164,137,506
Holdings Count | holding	88	88
Advisory Fees Paid, Amount	$ 783,140
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$164,137,506
Management Fees (dollars paid during the reporting period)	$783,140
Total Number of Portfolio Holdings	88
7-Day Current Yield - Investor Class	1.90%
7-Day Effective Yield - Investor Class	1.92%

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Other Assets and Liabilities	0.8%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.